Retirement benefits (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan	£ 3,300	£ 3,400
Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | United Kingdom
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan	£ 3,500	£ 3,600
Deficit contributions valuation recovery plan 2022 | Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | United Kingdom
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan			£ 2,020
Deficit contributions valuation recovery plan 2019 | Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | United Kingdom
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan				£ 1,970